Related party transactions - Narrative (Details)	6 Months Ended
Jun. 30, 2018 EUR (€) EquityInstruments
Related party transactions
Exercise term of warrants	8 years
Exercise price of warrants | €	€ 79.88
Number of shares subscribed if warrant is exercised | EquityInstruments	1
Vesting period of warrants	36 months